SEC Registration Nos.
33-45829 and 811-06563


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 11             XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 11             XX


Calvert World Values Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing          March 31, 1998
pursuant to paragraph (b)           pursuant to paragraph (b)

___60 days after filing          XX January 28, 1999
pursuant to paragraph (a)            pursuant to paragraph (a)
                                     of Rule 485.

PROSPECTUS
January 31, 1999






Equity Funds:

Calvert Social Investment Fund (CSIF) Balanced
CSIF Managed Index
CSIF Equity
Calvert Capital Accumulation
Calvert World Values International Equity
Calvert New Vision  Small Cap




Bond and Money Market Funds:
CSIF Bond
CSIF Money Market








These securities have not been approved or disapproved by the Securities and Exchange Commission or any State Securities Commission, nor has the Federal or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.






TABLE OF CONTENTS

About the Funds:
Investment objective, strategy, past performance
Fees and Expenses
Principal Investment Practices and Risks
About Social Investing:
Socially Responsible Investment Criteria
Investment Selection Process
High Social Impact Investments
Special Equities
About Your Investment
Subadvisors and Portfolio Managers
Advisory Fees
How to Buy Shares
Getting Started
Choosing a Share Class
Calculation of CDSC/Waiver
Distribution and Service Fees
Account Application
Important - How Shares are Priced
When Your Account Will be Credited
Other Calvert Group Features (Exchanges, Minimum Account Balance, etc.) Dividends, Capital Gains and Taxes
How to Sell Shares
Financial Highlights
Exhibit A- Reduced Sales Charges (Class A)
Exhibit B- Service Fees and Other Arrangements with Dealers















CSIF Balanced

Advisor                        Calvert Asset Management Company, Inc.
Subadvisors:                   Brown Capital Management, Inc.
                               NCM Capital Management, Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social concern criteria.

Principal investment strategies --The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.
CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.


Principal risks-- You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock or bond market goes down
The individual stocks and bonds in the Fund do not perform as well as expected For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index, a widely recognized, unmanaged index of common stock and bonds prices, respectively. It also shows the Fund's returns compared to the Lipper Balanced Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988             1989          1990            1991          1998
___%            ___%            ___%           ____%         ___%
Best Quarter: (of period shown ) QX '9X
Worst Quarter: (of period shown QX '9X

Average annual total returns
for the periods ended December 31, 1998

                               1 year          5 years     10 years
CSIF Balanced: Class A        ______$           _____%      _____%
CSIF Balanced: Class B            1             NA          NA
CSIF Balanced: Class C        _____%           2            NA
S&P 500 Index Monthly
  Reinvested                  _____%           _____%      ______%
Lehman Aggregate
Bond Index TR                 _____%           _____%     _______%
Lipper Balanced Funds         _____%          ______%      ______%
Index

     1 From inception (4/1/98)    ___%;
       2 From inception (3/ /94)  ___%




CSIF Managed Index

Advisor                        Calvert Asset Management Company, Inc.
Subadvisor:                    State Street Global Advisors

Objective
CSIF Managed Index seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies: The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return. CSIF Managed Index follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.


Principal risks:   You could lose money on your investment in the Fund, or the
Fund could underperform the stock market for any of the following reasons:

The stock market goes down
The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
An index fund has operating expenses; a market index does not. The Fund-while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.








CSIF Equity

Advisor                        Calvert Asset Management Company, Inc.
Subadvisors:                   Atlanta Capital Management Company, L.L.C.

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies - The Fund invests primarily in the common stocks of large-cap companies, having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock market goes down
The individual stocks in the Fund do not perform as well as expected An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Growth Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for each of the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988           1989              1990         1991        1998
___%           ___%              ____%        ___%          ___%
Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X



Average annual total returns
for the periods ended December 31, 1998

                               1 year    5 years  10 years
CSIF Equity: Class A           _____%     ____%   _____%
CSIF Equity: Class B             1        N/A      N/A
CSIF Equity: Class C           _____%           2     N/A
S&P 500 Index Monthly
          Reinvested           _____%     _____%    _____%
Lipper Growth Funds            _____%     _____%    _____%
Index

 1 From inception (4/1/98) ____%;
 2 From inception (3/ /94) ____%








Calvert Capital Accumulation

Advisor                    Calvert Asset Management Company, Inc.
Subadvisor:                    Brown Capital Management, Inc.

Objective

CWVF Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the S & P's Mid-cap 400 Index. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock market goes down
The individual stocks in the Fund  do not perform as well as expected
The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Mid-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

BAR CHART

Calendar year                  (Class A return at NAV)
% return

1988            1989           1990           1991       1998
___%            ___%           ____%          ____%      ___%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X

Average annual total returns
for the periods ended December 31, 1998

                                    1 year      5 years     10 years
CWVF Capital Accum: Class A         _____%     _____%      _____%
CWVF Capital Accum: Class B         1            NA           NA
CWVF Capital Accum: Class C         _____%       2            NA
S&P Mid-Cap 400 Index               _____%     _____%      _____%
Lipper Mid-Cap Funds Index          _____%     _____%      _____%

1 From inception (4/1/98) ____%;
2 From inception (3/ /94) ____%








Calvert World Values International Equity Fund

Advisor                    Calvert Asset Management Company, Inc.
Subadvisor:                    Murray Johnstone International, Ltd.

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies: The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Fund invests primarily in more developed economies and markets, with some investments in emerging markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock markets (including those outside the U.S.) go down
The individual stocks in the Fund do not perform as well as expected Foreign currency values go down versus the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. This is a widely recognized, unmanaged index of common stock prices around the world.
It also shows the Fund's returns compared to the Lipper International Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

BAR Chart
Calendar year                  (Class A return at NAV)
% return

1988         1989           1990          1991        1998
_____%      _____%          _____%         ____%       ____%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X


Average annual total returns
for the periods ended December 31, 1998

                                     1 year      5 years    10 years
CWVF International Eq.: Class A       _____%      _____%      _____%
CWVF International Eq.: Class B      1            _____%          NA
CWVF International Eq.: Class C       _____%           2          NA
MSCI EAFE Index GD                    _____%      _____%      _____%
Lipper International Funds Index      _____%      _____%      _____%

1 From inception (4/1/98)  ____%;
 2 From inception (3/ /94) ____%







Calvert New Vision Small Cap

Advisor                    Calvert Asset Management Company, Inc.
Subadvisor:                Awad & Asset Management Company

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal Investment Strategies -- investments are primarily in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Fund initially invests.

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock market goes down
The individual stocks in the Fund do not perform as well as expected Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2000 Index. This is a widely recognized, unmanaged index of common stock prices. It also shows the Fund's returns compared to the Lipper Small-Cap Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988         1989             1990           1991         1998
___%         ___%             ___%          _____%        _____%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X


Average annual total returns
for the periods ended December 31, 1998

                                     1 year      5 years    10 years
New Vision Small Cap: Class A        _____%        1        NA
New Vision Small Cap: Class B           2          NA       NA
New Vision Small Cap: Class C       _____%         3        NA
Russell 2000 Index TR               _____%       _____%    _____%
Lipper Small-Cap Funds
Index                               _____%       _____%    _____%

1 From inception (      ) ____%;
2 From inception (      ) ____%
3 From inception (      ) ____%








CSIF Bond

Advisor:      Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies: The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

Principal risks You could lose money on your investment in the Fund, or the Fund could underperform , most likely for any of the following reasons:

The bond market goes down
The individual bonds in the Fund do not perform as well as expected
The Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the bond market does not perform as well as expected
The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index . This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The return for the Fund's other Classes of shares offered by this prospectus will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988        1989          1990            1991          1998
___%        _____%        _____%          _____%        _____%


Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X



Average annual total returns
for the periods ended December 31, 1998

                               1 year      5 years    10 years
CSIF Bond: Class A             _____%      _____%      _____%
CSIF Bond: Class B                  1       NA            NA
CSIF Bond: Class C                  2       NA            NA
Lehman Aggregate
Bond Index TR                  _____%      _____%      _____%
Lipper Corporate Debt
   Funds A Rated Index         _____%      _____%      _____%

1 From inception (4/1/98)     ____%
2 From inception (      98)   ____%





CSIF Money Market

Advisor:      Calvert Asset Management Company, Inc.

Objective

CSIF Money Market seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund's investment and social criteria

Principal investment strategies - The Fund invests in high quality, money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations. All investments must comply with the SEC money market fund requirements under Rule 2a-7. The Fund's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, extreme changes in market rates, and or sudden credit deterioration of a holding could, cause the value to decrease. The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

Principal risks -- An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the Fund.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Money Market Funds Index, a composite index of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

BAR CHART
Calendar year
% return

1988        1989             1990           1991         1998
___%        ___%             ___%           ____%        ____%


Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X


Average annual total returns
for the periods ended December 31, 1998

                         1 year      5 years    10 years
CSIF Money Market         __%            __%      __%
Lipper Money Market
     Funds Index          __%            __%      __%


For current yield information, call __________________.


 .



Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Shareholder fees are paid directly from your account; annual Fund operating expenses are deducted from Fund assets.

CLASS A                        Bal   Indx1   Eqty  Cap  Int'l   NV   Bd     MM

Shareholder fees
                              4.75   4.75    4.75  4.75  4.75  4.75  3.75   None
  Maximum sales charge (load)
imposed on
  purchases
(as a percentage of offering
price)
  Maximum deferred sales
 charge (load)              None2   None2   None2 None2  None2 None2  None2 None

(as a percentage of
purchase or
redemption
proceeds, whichever
is lower)
Maximum account fee

Annual fund operating expenses
Management fees
Distribution and service (12b-1) fees
Other expenses
Total annual fund operating expenses

CLASS B
Shareholder fees
Maximum sales charge (load)
imposed on                   None     None  None   None    None   None None None
purchases (as a percentage
 of offering price)
Maximum deferred sales
 charge (load)               5%6      5%6    5%6   5%6      5%6   5%6  4%7 None
(as a percentage of
 purchase or redemption
proceeds, whichever
is lower)
Maximum account fee


Annual fund operating expenses
Management fees
Distribution and service (12b-1) fees
Other expenses
Total annual fund operating expenses

CLASS C
Shareholder fees
Maximum sales charge (load)
 imposed on                  None  None    None   None     None  None  None None
purchases (as a percentage
of offering price)
Maximum deferred sales
 charge (load)              1%8   1%8      1%8    1%8      1%8    1%8   1%8 None
(as a percentage of purchase
 or redemption
proceeds, whichever is lower)
Maximum account fee




Annual fund operating expenses
Management fees
Distribution and service (12b-1) fees
Other expenses
Total annual fund operating expenses

Explanation of Fees and Expenses Table

1 Expenses are based on estimates for the current fiscal year.
2 Purchases of Class A shares of $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares - Class A)
4 For each account with a balance of less than $5000 (less than $1000 for IRAs), the Fund charges a monthly account maintenance fee of $1.00.
5 For each account with a balance of less than $1000, the Fund charges a monthly account maintenance fee of $3.00.
6 A contingent deferred sales charge is imposed on the proceeds of Class B shares redeemed within 6 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second and third year, 3% in the fourth year, 2% in the fifth year, and 1% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years. See "Calculation of Contingent Deferred Sales Charge"
7 A contingent deferred sales charge is imposed on the proceeds of Class B shares of CSIF Bond redeemed within 4 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 4% in the first year that shares are held, to 3% in the second, 2% in the third year, and 1% in the fourth year. There is no charge on redemptions of Class B shares held for more than four years. See "Calculation of Contingent Deferred Sales Charge" 8 A contingent deferred sales charge is imposed on the proceeds of Class C shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less. See "Calculation of Contingent Deferred Sales Charge"


Annual Fund Operating Expenses are based on historical expenses. Management fees include the Subadvisory fees paid by the Advisor ("CAMCO") to the Subadvisors, and, if applicable, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO. The Management fees for CSIF Balanced include a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55% , depending on the Fund's performance. The Management fees for Calvert Capital Accumulation include a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on the Fund's performance.

For the fiscal year ended 9/30/98 CAMCO waived fees and or reimbursed expenses for certain Funds. The net amount (after waiver/reimbursement) of Annual Fund Operating Expenses actually paid by the Fund was: __%, __%, and __% for Class A, Class B, and Class C. This waiver/reimbursement arrangement [is expected to continue through (date) or/may be terminated at any time by CAMCO.] (Include if applicable for other Funds)

     Each Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in a Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD").

Example
This example is intended to help you compare the cost of investing in a Fund
with the cost of investing in other mutual funds.    The example assumes that:

You invest $10,000 in the Fund for the time periods indicated;
Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


Number of Years Investment Class A    Class B      Class B   Class C  Class C
Is held

CSIF Balanced                       W/ Redem.  No Redem.   W/Redem.    No Redem.
     1                   $___           $___      $___         $___      $___
     3                   $___           $___      $___         $___      $___
     5                   $___           $___      $___         $___      $___
     10                  $___           $___      $___         $___      $___

CSIF Managed Index                  W/ Redem.  No Redem.   W/Redem.    No Redem.
     1                  $___            $___     $___          $___      $___
     3                  $___            $___     $___          $___      $___
     5                  $___            $___     $___          $___      $___
     10                 $___            $___     $___          $___      $___

CSIF Equity                         W/ Redem.  No Redem.   W/Redem.    No Redem.
     1                  $___           $___      $___         $___       $___
     3                  $___           $___      $___         $___       $___
     5                  $___           $___      $___         $___       $___
     10                 $___           $___      $___         $___       $___

CWVF Capital Accumulation           W/ Redem.  No Redem.   W/Redem.    NoRedem.
     1                  $___           $___     $___          $___     $___
     3                  $___           $___     $___          $___     $___
     5                  $___           $___     $___          $___     $___
     10                 $___           $___     $___          $___     $___

CWVF International Equity           W/ Redem.  No Redem.   W/Redem.    NoRedem.
     1                  $___             $___        $___       $___      $___
     3                  $___             $___        $___       $___      $___
     5                  $___             $___        $___       $___      $___
     10                 $___             $___        $___       $___      $___

New Vision Small Cap                W/ Redem.  No Redem.   W/Redem.    No Redem.
     1                 $___            $___         $___        $___    $___
     3                 $___            $___         $___        $___    $___
     5                 $___            $___         $___        $___    $___
     10                $___            $___         $___        $___    $___

CSIF Bond                           W/ Redem.  No Redem.   W/Redem.    No Redem.
     1                 $___           $___        $___        $___      $___
     3                 $___           $___        $___        $___      $___
     5                 $___           $___        $___        $___      $___
     10                $___           $___        $___        $___      $___

CSIF Money Market                   W/ Redem.  No Redem.   W/Redem.    No Redem.
     1                 $___            n/a       n/a         n/a      n/a
     3                 $___            n/a       n/a         n/a      n/a
     5                 $___            n/a       n/a         n/a      n/a
     10                $___            n/a       n/a         n/a      n/a


Principal Investment Practices and Risks

The most concise description of each Fund's risk profile is under the risk-return summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, along with their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

@    Fund currently uses
0    Permitted, but not typically used (% of assets allowable, if restricted)
--   Not permitted
xN   Allowed up to x% of fund's net assets
xT   Allowed up to x% of Fund's total assets
NA   not applicable to this type of fund

Investment Practices
                                                 Mgd
Active Trading Strategy/Turnover involves    Bal.Index Eqty Int'l Cap NV  Bd  MM
selling a security soon after purchase.  An    @   0     0   0     0  0   @   NA
active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability.
Risks:  Opportunity, Market and Transaction.

Temporary Defensive Positions.
During adverse market, economic or political   0   0     0    0    0   0  0  NA
conditions, the Fund may depart from its         (35T)                 (35T)
principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. Risks: Opportunity.

Conventional Securities

Foreign Securities. Securities issued by    25N  --    25N   @  25N  15T 25N NA
companies located outside the U.S. and/or traded primarily on a foreign exchange.
Risks:  Market, Currency, Transaction,
Liquidity, Information and Political.


Small Cap Stocks.  Investing in small         0   NA    0     0    0   @ NA  NA
companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks:
Market, Liquidity and Information.

Investment grade bonds.  Bonds rated BBB/Baa  0    NA   0     0    0   0  @  NA
or higher or comparable unrated bonds.  Risks:
Interest Rate, Market and Credit.
Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate,
Liquidity and Information.


Unrated debt securities.  Bonds that have not  @  NA   0      0     0   0  0  @3
been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.


Illiquid securities. Securities which cannot 15N 15N 15N 15N 15N 15N 15N 15N be readily sold because there is no active market. Risks: Liquidity, Market and
Transaction.


Unleveraged derivative securities              @   NA   0    0   0     0   @ @4
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt.
These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and
Liquidity.

Mortgage-backed securities.  Securities are    @   NA    0    0   0     0  @ @5
backed by pools of mortgages, including
passthrough certificates, and other senior classes of collateralized mortgage obligations
(CMOs). Risks:  Credit, Extension, Prepayment,
Liquidity and Interest Rate.

Participation interests.  Securities           0   NA    0    0   0     0  @ @6
representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

Leveraged derivative instruments Currencyv     0   NA    0    5T  5T   -- 0  NA
contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage,
Correlation, Liquidity and Opportunity.

Options on securities and indices.  Contracts  5T   5T   5T    5T  5T  5T 5T  5T
giving the holder the right but not the
obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered").
Risks:  Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and
Opportunity.

Futures contract.  Agreement to buy or sell a  0    0   0    0   0   0   0    0
specific amount of a commodity or financial   5N   5N  5N   5N  5N  5N  5N   5N
instrument at a particular price on a specific future date. Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity and
Opportunity.

Structured securities                          0   NA   NA   NA   0   NA  0  NA
Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest
Rate, Extension, Prepayment, Market, Leverage,
Liquidity and Correlation.



The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, concentration and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.


Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.
Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, CSIF and CWVF seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.


Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Portfolio does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Social Investment Fund

CSIF seeks to invest in companies that:

Deliver safe products and services in ways that sustain our natural environment. For example, CSIF looks for companies that produce energy from renewable resources, while avoiding consistent polluters.


Manage with participation throughout the organization in defining and achieving objectives. For example, CSIF looks for companies that offer employee stock ownership or profit-sharing plans.

Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, CSIF considers both unionized and non-union firms with good labor relations.

Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in companies that the Advisor determines to be significantly engaged in:

Production, or the manufacture of equipment, to produce nuclear energy

Business activities in support of repressive regimes

Manufacture of weapon systems

Manufacture of alcoholic beverages or tobacco products

Operation of gambling casinos

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity Fund

The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF seeks to invest in companies that:

Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We avoid companies with poor environmental records.

Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF avoids investing in companies that:

Contribute to human rights abuses in other countries2

Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems

Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine

Calvert World Values Capital Accumulation Fund
Calvert New Vision Small Cap Fund

The Funds carefully review company policies and behavior regarding social issues important to quality of life such as:

environment
employee relations
product criteria
weapons systems
nuclear energy
human rights

Both Funds will avoid investing in companies that have:

Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record

Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes

Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process

Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors)

Significantly involved in the manufacture of tobacco or alcohol products

Products or offer services that, under proper use, are considered harmful

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While Capital Accumulation and New Vision may invest in companies that exhibit positive social characteristics, they make no explicit claims to seek out companies with such practices.

High Social Impact Investments - CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation and New Vision

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and CSIF Bond and New Vision and up to 3% for each of CWVF International Equity and CWVF Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid and unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities.

The Funds have received an exemptive order to permit them to invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual investors and then invest these assets directly in non-profit or not-for-profit community development organizations that focus on low income housing, economic development and business development in urban and rural communities.

Special Equities - CSIF Balanced and Calvert World Values International Equity

CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies,
evaluates, and selects the Special Equities investments.   Special Equities
involve a high degree of risk-- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

About Calvert Group

Calvert Asset Management Company, Inc.(4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had over $____ billion in assets under management.


CAMCO uses a team approach to its management of CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced Portfolio (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. The firm has over $3.6 billion in assets under management. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc.,  103 West Main Street, Durham, NC 27701,
has managed part of the equity investments of CSIF Balanced since 1995.   The
firm has over $__ billion in assets under management. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than __ years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

STATE STREET GLOBAL ADVISORS (SSgA); 225 Franklin St., Boston, MA, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Managed Index since its inception. The firm currently manages over $400 billion in assets, including $120 billion in index and enhanced index products.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently Principal and Unit Head of Global Enhanced Equities. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, GA 30309 has managed CSIF Equity since September 1998. The firm has $2.8 billion under management.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611. The firm has __________ in assets, and has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD & Asset Management Company (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm has over $800 million in assets under management and specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

     The following table shows the aggregate annual advisory fee paid to CAMCO by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets .

Fund                                        Advisory Fee 1
CSIF Balanced                                 0.--% 2
CSIF Managed Index                            0.60% 3 4
CSIF Equity                                   0.--% 2
CSIF Bond                                     0.--% 2
CSIF Money Market                             0.--%
CWVF International Equity                     -.--% 2
CWVF Capital Accumulation                     0.--% 2
TCF New Vision Small Cap                      0.--% 2




1 CAMCO waived part of its advisory fee for the following Funds; the full contractual rate each Fund is obligated to pay CAMCO is: CSIF Bond, 0.65% (list others if applicable.)
2 These advisory agreements were changed by a vote of shareholders in _________ 1999. The new advisory fee will be: CSIF, Balanced, 0.375%; CSIF Equity, 0.45%; CSIF Bond, 0.30%; CWVF International Equity, 0.70%; CWVF Capital Accumulation, 0.60%; and TCF New Vision Small Cap, 0.70%.
3 CSIF Managed Index has not had a full year of operations. Its advisory agreement provides for a fee of 0.60% of the Portfolio's first $500 million of average daily net assets and 0.55% of any such assets over $500 million.
4 CSIF Managed Index has a recapture provision which allows CAMCO to recapture from the Fund in a later year any fees CAMCO waives or expenses it assumes, subject to certain limitations.

CSIF Balanced has a performance adjustment which could cause the fee to be as high as 0.85% or low as 0.55%, depending on its performance relative to the relevant index (CAMCO: Lehman Aggregate Bond; NCM: Russell 3000, Brown: S&P
500). CWVF Capital Accumulation has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on its performance relative to the S&P 400 Midcap Index.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.


SHAREHOLDER GUIDE

HOW TO BUY SHARES

GETTING STARTED - BEFORE YOU OPEN AN ACCOUNT
You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals. Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.
Then decide which class of shares is best for you.
You should make this decision carefully, based on:
the amount you wish to invest;
the length of time you plan to keep the investment; and the Class expenses.

Choosing a Share Class

CSIF Money Market offers only one class of shares, which is sold without a sales charge. The other Funds in this prospectus offer three different Classes (Class A, B, or C). This chart shows the difference in the Classes and the general types of investors who may be interested in each Class:

Class A: Front-End Sales   Class B: Deferred Sales       Class C: Deferred
Charge                     Charge for 6 years (4 years   Sales Charge for 1 year
                           for CSIF Bond)
For all investors,         For investors who plan to     For investors who are
particularly those         hold the shares at least 6    investing for at least
investing a substantial    years (4 for CSIF Bond).      one year, but less
amount who plan to hold    The expenses of this class    than six years. The
the shares for a long      are higher than Class A,      expenses of this Class
period of time.            because of the 12b-1 fee.     are higher than Class
                                                         A, because of the
                                                         12b-1 fee.
Sales charge on each       No sales charge on each       No sales charge on
purchase of 4.75% or       purchase, but if you sell     each purchase, but if
less (3.75% or less for    your shares within 6 years,   you sell shares within
CSIF Bond), depending on   you will pay a deferred       1 year, then you will
the amount you invest.     sales charge of 5% or less    pay a deferred sales
                           on shares you sell (4% or     charge of 1% at that
                           less on shares of CSIF Bond   time.
                           you sell within 4 years of
                           purchase).

Class A shares have an     Class B shares have an        Class C shares have an
annual 12b-1 fee of up     annual 12b-1 fee of 1.00%.    annual 12b-1 fee of
to 0.35%.                                                1.00%.

Class A shares have        Your shares will              Class C shares have
lower annual expenses      automatically convert to      higher annual expenses
due to a lower 12b-1 fee.  Class A shares after 8        than Class A and there
                           years (6 years for CSIF       is no automatic
                           Bond), reducing your future   conversion to Class A.
                           annual expenses.

Shares exempt from the     If you are investing more     If you are investing
front-end sales charge     than $250,000, you should     more than $1,000,000,
because they were sold     invest in Class A or C.       you should invest in
in a single purchase of                                  Class A.
$1,000,000 or more will
be subject to a 1.0%
deferred sales charge
for 1 year.

Class A
If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,0003, then the sales charge is reduced to 3.75%.

                           CSIF Balanced
                           CSIF Equity
                           CSIF Managed Index
                           CWVF International Equity
                           CWVF Capital Accumulation
                           TCF New Vision Small Cap       CSIF Bond

Your investment in Class   Sales Chg.      % of Amt.      Sales Chg. %  % of
A shares                   %of offering    Invested       of offering   Amt.
                           price                          price        Invested
Less than $50,000          4.75%           4.99%          3.75%          3.90%
$50,000 but less than      3.75%           3.90%          3.00%          3.09%
$100,000
$100,000 but less than     2.75%           2.83%          2.25%          2.30%
$250,000
$250,000 but less than     1.75%           1.78%          1.75%          1.78%
$500,000
$500,000 but less than     1.00%           1.01%          1.00%          1.01%
$1,000,000
$1,000,000 and over        None*           None*          None*          None*

* Purchases of $1,000,000 or more may be subject to a one year CDSC of 1.00%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Class B
If you choose Class B, there is no front-end sales charge like Class A, but if you sell the shares within the first 6 years (or 4 years for CSIF Bond), you will have to pay a "contingent deferred" sales charge ("CDSC"). This means that you do not have to pay the sales charge unless you sell your shares within the first 6 years after purchase (or 4 years for CSIF Bond). Keep in mind that the longer you hold the shares, the less you will have to pay in deferred sales charges.

Time Since Purchase       CSIF Balanced
                          CSIF Equity
                          CSIF Managed Index
                          CWVF International Equity
                          CWVF Capital Accumulation
                          TCF New Vision Small Cap        CSIF Bond

                          CDSC %                          CDSC %
1st year                  5%                              4%
2nd year                  4%                              3%
3rd year                  4%                              2%
4th year                  3%                              1%
5th year                  2%                              None
6th year                  1%                              None
After 6 years             None                            None

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in CSIF Equity Class B shares three years ago, and it is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:
Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.4
Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older.5
The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue
Code.
Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.
A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder's account balance.6

Class C
If you choose Class C, there is no front-end sales charge like Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you plan to buy shares and hold them for at least 1 year, but not more than five or six years.

More on Comparison of Classes
The Example at the beginning of this prospectus compares the expenses of each class, with and without redemptions. The Example includes both direct expenses that you pay, such as the sales charges, and indirect expenses that are paid by each Fund. The indirect expenses include management, shareholder servicing, and 12b-1 fees. These fees may vary from class to class and can impact your total return. Consider your investment goals and time period for investing to help decide which class is best for you.

Distribution and Service Fees
Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets of the particular Class.

     Maximum Payable under Plan/Amount Actually Paid

CSIF Money Market 0.25%/0.00%

                              Class A           Class B       Class C

CSIF Balanced                 0.35%/0.24       %1.00%/1.00%   1.00%/1.00%
CSIF Bond                     0.35%/0.20%       1.00%/1.00%   1.00%/1.00%
CSIF Equity                   0.35%/0.23%       1.00%/1.00%   1.00%/1.00%
CSIF Managed Index            0.25%/_.__%       1.00%/1.00%   1.00%/1.00%
CWVF International Equity     0.25%/0.25%       1.00%/1.00%   1.00%/1.00%
CWVF Capital Accumulation     0.35%/0.35%       1.00%/1.00%   1.00%/1.00%
TCF New Vision Small Cap      0.25%/0.25%       1.00%/1.00%   1.00%/1.00%

NEXT STEP - ACCOUNT APPLICATION

Complete and sign an application for each new account. When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your broker or our shareholder services department at 800-368-2748.

Minimum To Open an Account     Minimum additional investments - $250
CSIF Money Market                        $1,000
CSIF Balanced                            $1,000
CSIF Bond                                $1,000
CSIF Equity                              $1,000

CSIF Managed Index                       $5,000

CWVF International Equity                $2,000
CWVF Capital Accumulation                $2,000
TCF New Vision Small Cap                 $2,000


Please make your check payable Calvert Group
to the Fund and mail it to:    PO Box ______ (new accounts -- include
application)
     PO Box ______ (subsequent investments -- include investment slip) Kansas City, MO 64141-6544

By Registered,    Calvert Group
Certified, or c/o NFDS, 6th Floor
Overnight Mail    1004 Baltimore
     Kansas City, MO 64105-1807

At the Calvert Office Visit the Calvert Office to make investments by check.
     See the back cover page for the address.

Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited
Your purchase will be processed at the next NAV calculated after your order is received and accepted. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred. Check or electronic funds transfer purchases will be on hold for up to 10 business days. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CSIF Money Market
Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account. CSIF Money Market may send monthly statements in lieu of confirmations of purchases and redemptions.

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application.


TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs, and the broker/dealer or financial institution may impose charges for their services.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000 per class ($5,000 for the CSIF Managed Index). If the balance in your account falls below the minimum during a month, a fee of $1 may be charged to your account (CSIF Money Market and CSIF Managed Index only). If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

CSIF Money Market             Accrued daily, paid monthly
CSIF Bond                     Paid monthly
CSIF Balanced                 Paid quarterly
CSIF Equity                   Paid annually
CSIF Managed Index            Paid annually
CWVF International Equity     Paid annually
CWVF Capital Accumulation     Paid annually
TCF New Vision Small Cap      Paid annually

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for an extended period, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, any redemptions will be held until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CSIF Money Market during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CSIF Money Market Portfolio only)
You may redeem shares in your CSIF Money Market Portfolio account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Portfolio will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Generally, there is no charge to you for this service, but CSIF Money Market will charge a service fee for drafts returned for insufficient funds. CSIF Money Market will charge $25 for any stop payment on drafts. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the Contingent Deferred Sales Charge.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers, LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.
[insert financial highlights info for past 5 fiscal years per Class, per Portfolio]



EXHIBIT A
REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights of Accumulation can be applied to several accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group7 upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Funds, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances
There is no sales charge on shares of any Fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts
Shares of CSIF Balanced may be sold at net asset value to you if your account was established on or before July 17, 1986.

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement Privilege
If you redeem shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B
SERVICE FEES AND ARRANGEMENTS WITH DEALERS

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of amount invested for Class B and C) when you purchase shares of non-money market funds. CDI also pays dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

                   Maximum Commission/Service Fees

CSIF Money Market  None/0.25%

                               Class A       Class B       Class C*

CSIF Balanced                 4.00%/0.25%   4.00%/0.25%   1.00%/1.00%
CSIF Bond                     3.00%/0.25%   3.00%/0.25%   1.00%/1.00%
CSIF Equity                   4.00%/0.25%   4.00%/0.25%   1.00%/1.00%
CSIF Managed Index            4.00%/0.25%   4.00%/0.25%   1.00%/1.00%
CWVF International Equity     4.00%/0.25%   4.00%/0.25%   1.00%/1.00%
CWVF Capital Accumulation     4.00%/0.25%   4.00%/0.25%   1.00%/1.00%
TCF New Vision Small Cap      4.00%/0.25%   4.00%/0.25%   1.00%/1.00%

*Class C pays dealers a service fee of 0.25% and additional compensation of 0.75% for a total of 1.00%.

Occasionally, CDI may reallow to dealers the full Class A front-end sales charge. CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, CDI, or their affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the
securities or for services to the Fund.   Payments may include additional
compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.


To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814



OUTSIDE BACK COVER PAGE (REQUIRED INFORMATION)

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:



Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file:no.811-_________(CSIF)
                            no.811- ________ (CWVF International Equity and
Capital Accumulation)
                            no.811- ________ (New Vision)


--------

8CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.
3 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares.
4 "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.
5 The maximum amount subject to this waiver is based only upon the shareholder's Calvert Group retirement accounts.
6 This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.
7 A "qualified group" is one which:
1.    has been in existence for more than six months, and
2.    has a purpose other than acquiring shares at a discount, and
3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

PROSPECTUS
January 31, 1999

Class I (Institutional) Shares
Calvert Social Investment Fund (CSIF) Balanced
CSIF Managed Index
CSIF Equity
CSIF Bond
Calvert Capital Accumulation
Calvert World Values International Equity
Calvert New Vision  Small Cap






These securities have not been approved or disapproved by the Securities and Exchange Commission or any State Securities Commission, nor has the Federal or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.






TABLE OF CONTENTS

About the Funds:
Investment objective, strategy, past performance
Fees and Expenses
Principal Investment Practices and Risks
About Social Investing:
Socially Responsible Investment Criteria
Investment Selection Process
High Social Impact Investments
Special Equities
About Your Investment
Subadvisors and Portfolio Managers
Advisory Fees
How to Open an Account
Important - How Shares are Priced
When Your Account Will be Credited
Other Calvert Group Features (Exchanges, Minimum Account Balance, etc.) Dividends, Capital Gains and Taxes
How to Sell Shares
Financial Highlights


CSIF Balanced

Advisor                        Calvert Asset Management Company, Inc.
Subadvisors:                   Brown Capital Management, Inc.
                               NCM Capital Management, Inc.

Objective
CSIF Balanced seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social concern criteria.

Principal investment strategies --The Fund typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.
CSIF Balanced invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor rebalances the Fund quarterly to adjust for changes in market value. The Fund is a large-cap, growth-oriented U.S. domestic portfolio, although it may have other investments, including some foreign securities. For the equity portion, the Fund seeks companies with better than average expected growth rates at lower than average valuations. The fixed-income portion reflects an active trading strategy, seeking total return.

Equity investments are selected by the two Subadvisors, while the Advisor manages the fixed-income assets and determines the overall mix for the Fund depending upon its view of market conditions and economic outlook.


Principal risks-- You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock or bond market goes down
The individual stocks and bonds in the Fund do not perform as well as expected For the fixed-income portion of the Fund, the Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the stock and bond markets does not perform as well as expected

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index and the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Balanced Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table.
Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988            1989       1990       1991    1998
___%            ___%       ___%       ___%   ____%

Best Quarter: (of period shown ) QX '9X
Worst Quarter: (of period shown QX '9X

Average annual total returns
for the periods ended December 31, 1998

                                1 year          5 years     10 years
CSIF Balanced: Class A             __%          __%          __%
S&P 500 Index Monthly
  Reinvested                       __%          __%          __%
Lehman Aggregate
Bond Index TR                      __%          __%          __%
Lipper Balanced Funds              __%          __%          __%
Index

     1 From inception (4/1/98) ___%;
       2 From inception (3/ /94) ____%

CSIF Managed Index

Advisor                        Calvert Asset Management Company, Inc.
Subadvisor:                    State Street Global Advisors

Objective
CSIF Managed Index seeks a total return after expenses which exceeds over time the total return of the Russell 1000 Index. It seeks to obtain this objective while maintaining risk characteristics similar to those of the Russell 1000 Index and through investments in stocks that meet the fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies: The Fund invests in stocks that meet the social criteria and creates a portfolio whose characteristics closely resemble the characteristics of the Russell 1000 Index, while emphasizing the stocks which it believes offer the greatest potential of return. CSIF Managed Index follows an enhanced index management strategy. Instead of passively holding a representative basket of securities designed to match the Russell 1000 Index, the Subadvisor actively uses a proprietary analytical model to attempt to enhance the Fund's performance, relative to the Index. The Fund may purchase stocks not in the Russell 1000 Index, but at least 65% of the Fund's total assets will be invested in stocks that are in the Index. Any investments not in the Index will meet the Fund's social screening criteria and be selected to closely mirror the Index's risk/return characteristics. The Subadvisor rebalances the Fund quarterly to maintain its relative exposure to the Index.


Principal risks:   You could lose money on your investment in the Fund, or the
Fund could underperform the stock market for any of the following reasons:

The stock market goes down
The individual stocks in the Fund or the index modeling portfolio do not perform as well as expected
An index fund has operating expenses; a market index does not. The Fund-while expected to track its target index as closely as possible while satisfying its investment and social criteria - will not be able to match the performance of the index exactly

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not sponsored, sold, promoted or endorsed by the Frank Russell Company.

CSIF Equity

Advisor                        Calvert Asset Management Company, Inc.
Subadvisors:                   Atlanta Capital Management Company, L.L.C.

Objective
CSIF Equity seeks growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet the Fund's investment and social criteria.

Principal investment strategies - The Fund invests primarily in the common stocks of large-cap companies, having, on average, market capitalization of at least $1 billion. Investment returns will be mostly from changes in the price of the Fund's holdings (capital appreciation).

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock market goes down
The individual stocks in the Fund do not perform as well as expected An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's 500 Index. It also shows the Fund's returns compared to the Lipper Growth Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988           1989             1990              1991         1998
___%            ___%            ___%              ___%          ___%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X


Average annual total returns
for the periods ended December 31, 1998

                               1 year 5 years  10 years
CSIF Equity: Class A           __%      __%        __%
S&P 500 Index Monthly
          Reinvested           __%      __%        __%
Lipper Growth Funds            __%      __%        __%
Index

 1 From inception (4/1/98) ___%;
 2 From inception (3/ /94) ____%








Calvert Capital Accumulation

Advisor                    Calvert Asset Management Company, Inc.
Subadvisor:                Brown Capital Management, Inc.

Objective

CWVF Capital Accumulation seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal investment strategies -- investments are primarily in the common stocks of mid-size companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines mid-cap companies as those within the range of market capitalizations of the S & P's Mid-cap 400 Index. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock market goes down
The individual stocks in the Fund  do not perform as well as expected
The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Standard & Poor's Mid-Cap 400 Index. It also shows the Fund's returns compared to the Lipper Mid-Cap Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


BAR CHART

Calendar year                  (Class A return at NAV)
% return

1988            1989            1990          1991         1998
___%           ___%             ___%           ___%        ____%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X

Average annual total returns
for the periods ended December 31, 1998

                                  1 year      5 years   10 years
CWVF Capital Accum: Class A         __%          __%      __%
S&P Mid-Cap 400 Index               __%          __%      __%
Lipper Mid-Cap Funds Index          __%          __%      __%

1 From inception (4/1/98) ___%;
2 From inception (3/ /94) ____%

Calvert World Values International Equity Fund

Advisor                    Calvert Asset Management Company, Inc.
Subadvisor:                Murray Johnstone International, Ltd.

Objective

CWVF International Equity seeks to provide a high total return consistent with reasonable risk by investing primarily in a globally diversified portfolio of stocks that meet the Fund's investment and social criteria.

Principal investment strategies: The Fund identifies those countries with markets and economies that it believes currently provide the most favorable climate for investing. The Fund invests primarily in the common stocks of mid- to large-cap companies using a value approach. The Fund invests primarily in more developed economies and markets, with some investments in emerging markets. No more than 5% of Fund assets are invested in the U.S. (excluding High Social Impact and Special Equities investments).

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock markets (including those outside the U.S.) go down
The individual stocks in the Fund do not perform as well as expected Foreign currency values go down versus the U.S. dollar

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows how the performance of the Class A shares. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Morgan Stanley Capital International EAFE Index. It also shows the Fund's returns compared to the Lipper International Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


BAR Chart
Calendar year                  (Class A return at NAV)
% return

1988            1989            1990          1991        1998
___%             ___%           ___%           ___%       ____%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X

Average annual total returns
for the periods ended December 31, 1998

                                      1 year   5 years  10 years
CWVF International Eq.: Class A         __%      __%      __%
MSCI EAFE Index GD                      __%      __%      __%
Lipper International Funds Index        __%      __%      __%

1 From inception (4/1/98) ___%;
 2 From inception (3/ /94) ____%

Calvert New Vision Small Cap

Advisor                    Calvert Asset Management Company, Inc.
Subadvisor:                Awad Asset Management Company

Objective

New Vision Small Cap seeks to provide long-term capital appreciation by investing primarily in small-cap stocks that meets the Fund's investment and social criteria. This objective may be changed by the Fund's Board of Trustees/Directors without shareholder approval.

Principal Investment Strategies -- investments are primarily in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation.) The Fund currently defines small-cap companies as those with market capitalization of $1 billion or less at the time the Fund initially invests.

Principal risks: You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

The stock market goes down
The individual stocks in the Fund do not perform as well as expected Prices of small-cap stocks may respond to market activity differently than larger more established companies

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's
performance over time to that of the Russell 2000 Index.   It also shows the
Fund's returns compared to the Lipper Small-Cap Funds Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988        1989           1990        1991        1998
___%        ___%           ___%        ____%        ___%

Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X


Average annual total returns
for the periods ended December 31, 1998

                                 1 year   5 years  10 years
New Vision Small Cap: Class A       __%     1        NA
Russell 2000 Index TR               __%     __%     __%
Lipper Small-Cap Funds
Index                               __%     __%     __%

1 From inception (       ) ___%;
2 From inception (      ) ____%
3 From inception (      ) ____%


CSIF Bond

Advisor:      Calvert Asset Management Company, Inc.

Objective
CSIF Bond seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and other straight debt securities meeting the Fund's investment and social criteria.

Principal investment strategies: The Fund uses an active strategy, seeking relative value to earn incremental income. The Fund typically invests at least 65% of its assets in investment grade debt securities.

Principal risks You could lose money on your investment in the Fund, or the Fund could underperform , most likely for any of the following reasons:

The bond market goes down
The individual bonds in the Fund do not perform as well as expected
The Advisor's forecast as to interest rates is not correct
o The Advisor's allocation among different sectors of the bond market does not perform as well as expected

The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. Because Class I shares were not offered prior to 1999, the chart shows the performance of the Class A shares. Class I returns would have been similar, except for its lower expenses. The table compares the Fund's performance over time to that of the Lehman Aggregate Bond Index. It also shows the Fund's returns compared to the Lipper Corporate Debt Funds A Rated Index. The average total return table shows returns for Class A shares with the maximum sales charge deducted. No sales charge has been applied to the index and average used for comparison in the table. Again, Class I returns would have been similar, except for lower expenses and no sales charges. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

BAR CHART
Calendar year                  (Class A return at NAV)
% return

1988             1989             1990               1991       1998
___%             ___%              ___%               ___%      ____%


Best Quarter: (of periods shown) QX '9X
Worst Quarter: (of periods shown) QX '9X



Average annual total returns
for the periods ended December 31, 1998

                               1 year  5 years 10 years
CSIF Bond: Class A             __%      __%       __%
Lehman Aggregate
Bond Index TR                  __%      __%      __%
Lipper Corporate Debt
   Funds A Rated Index         __%      __%      __%

1 From inception (4/1/98)    ____%
2 From inception (      98)  ____%



Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Annual Fund operating expenses are deducted from Fund assets.

CLASS I       Bal     Indx1     Eqty    Cap       Int'l   NV      Bd

Annual fund operating expenses
     Management fees
     Distribution and service (12b-1) fees
     Other expenses
     Total annual fund operating expenses


Explanation of Fees and Expenses Table

1 Expenses are based on estimates for the current fiscal year.

Annual Fund Operating Expenses are based on historical expenses. Management fees include the Subadvisory fees paid by the Advisor ("CAMCO") to the Subadvisors, and, if applicable, the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of CAMCO. The Management fees for CSIF Balanced include a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55% , depending on the Fund's performance. The Management fees for Calvert Capital Accumulation include a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on the Fund's performance.

For the fiscal year ended 9/30/98 CAMCO waived fees and or reimbursed expenses for certain Funds. The net amount (after waiver/reimbursement) of Annual Fund Operating Expenses actually paid by the Fund was: __%, __%, and __% for Class A, Class B, and Class C. This waiver/reimbursement arrangement [is expected to continue through (date) or/may be terminated at any time by CAMCO.] (Include if applicable for other Funds)

Example
This example is intended to help you compare the cost of investing in a Fund
with the cost of investing in other mutual funds.    The example assumes that:

You invest $10,000 in the Fund for the time periods indicated;
Your investment has a 5% return each year; and The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


Number of Years Investment Class I
Is held

CSIF Balanced $___
     1        $___
     3        $___
     5        $___
     10       $___

CSIF Managed Index
     1        $___
     3        $___
     5        $___
     10       $___

CSIF Equity
     1        $___
     3        $___
     5        $___
     10       $___

CWVF Capital Accumulation
     1        $___
     3        $___
     5        $___
     10       $___

CWVF International Equity      .
     1        $___
     3        $___
     5        $___
     10       $___

New Vision Small Cap
     1        $___
     3        $___
     5        $___
     10       $___

CSIF Bond
     1        $___
     3        $___
     5        $___
     10       $___

Principal Investment Practices and Risks

The most concise description of each Fund's risk profile is under the risk-return summary for each Fund. The Funds are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, along with their risks.

For each of the investment practices listed, the table below shows each Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only;
 for actual usage, consult the Fund's annual/semi-annual reports.

@    Fund currently uses
0    Permitted, but not typically used (% of assets allowable, if restricted)
--   Not permitted
xN   Allowed up to x% of fund's net assets
xT   Allowed up to x% of Fund's total assets
NA   not applicable to this type of fund


Investment Practices
                                                 Mgd
Active Trading Strategy/Turnover involves Bal. Index Eqty Int'l Cap NV Bd MM
selling a security soon after purchase.  An  @  0    0     0     0  0  @ NA
active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability.
Risks:  Opportunity, Market and Transaction.

Temporary Defensive Positions.
During adverse market, economic or political   0   0     0    0    0   0  0  NA
conditions, the Fund may depart from its         (35T)                 (35T)
principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. Risks: Opportunity.

Conventional Securities

Foreign Securities. Securities issued by    25N  --    25N   @  25N  15T1 25N NA
companies located outside the U.S. and/or traded primarily on a foreign exchange.
Risks:  Market, Currency, Transaction,
Liquidity, Information and Political.


Small Cap Stocks.  Investing in small         0   NA    0     0    0   @ NA  NA
companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and management experience. Risks:
Market, Liquidity and Information.

Investment grade bonds.  Bonds rated BBB/Baa  0    NA   0     0    0   0  @  NA
or higher or comparable unrated bonds.  Risks:
Interest Rate, Market and Credit.
Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate,
Liquidity and Information.

Below-investment grade bonds.  Bonds rated   20N NA  20N3 10N3 5N3 5N3  20N3 NA
below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate,
Liquidity and Information.


Unrated debt securities.  Bonds that have not  @  NA   0      0     0   0  0  @2
been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity and Information.


Illiquid securities. Securities which cannot 15N 15N 15N 15N 15N 15N 15N 15N be readily sold because there is no active market. Risks: Liquidity, Market and
Transaction.


Unleveraged derivative securities              @   NA   0    0   0     0   @ @3
Asset-backed securities. Securities are backed by unsecured debt, such as credit card debt.
These securities are often guaranteed or over-collateralized to enhance their credit quality. Risks: Credit, Interest Rate and
Liquidity.

Mortgage-backed securities.  Securities are    @   NA    0    0   0     0  @ @4
backed by pools of mortgages, including
passthrough certificates, and other senior classes of collateralized mortgage obligations
(CMOs). Risks:  Credit, Extension, Prepayment,
Liquidity and Interest Rate.

Participation interests.  Securities           0   NA    0    0   0     0  @ @5
representing an interest in another security or in bank loans. Risks: Credit, Interest Rate and Liquidity.

Leveraged derivative instruments Currencyv     0   NA    0    5T  5T   -- 0  NA
contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Risks: Currency, Leverage,
Correlation, Liquidity and Opportunity.

Options on securities and indices.  Contracts  5T   5T   5T    5T  5T  5T 5T  NA
giving the holder the right but not the
obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Funds will write call options only if they already own the security (if it is "covered").
Risks:  Interest Rate, Currency, Market,
Leverage, Correlation, Liquidity, Credit and
Opportunity.

Futures contract.  Agreement to buy or sell a  0    0   0    0   0   0   0
specific amount of a commodity or financial   5N   5N  5N   5N  5N  5N  5N   NA
instrument at a particular price on a specific future date. Risks: Interest Rate, Currency,
Market, Leverage, Correlation, Liquidity and
Opportunity.

Structured securities                          0   NA   NA   NA   0   NA  0  NA
Indexed and/or leveraged mortgage-backed and other debt securities, including principal-only and interest-only securities, leveraged floating rate securities, and others. These securities tend to be highly sensitive to interest rate movements and their performance may not correlate to these movements in a conventional fashion. Risks: Credit, Interest
Rate, Extension, Prepayment, Market, Leverage,
Liquidity and Correlation.


INSERT TABLE


The Funds have additional investment policies and restrictions that are not principal to their investment strategies (for example, repurchase agreements, real estate investment trusts, real estate investment trusts, borrowing, pledging, and reverse repurchase agreements, securities lending, when-issued securities, concentration and short sales.) These policies and restrictions are discussed in the SAI.

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk

Currency risk occurs when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.


Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management risk

This risk exists in all mutual funds and means that a Fund's portfolio management practices might not work to achieve their desired result.

Market risk

The risk that exists in all mutual funds and means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk

The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment risk

The risk that anticipated prepayments may occur, reducing the value of a mortgage-backed security.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

INVESTMENT SELECTION PROCESS

Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.
Potential investments for a Fund are first selected for financial soundness and then evaluated according to that Fund's social criteria. To the greatest extent possible, CSIF and CWVF seek to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for all Funds must meet the minimum standards for all its financial and social criteria.


Although each Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, CAMCO and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by a Portfolio does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially Responsible Investment Criteria

The Funds invest in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

Each Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by CAMCO and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Social Investment Fund

CSIF seeks to invest in companies that:

Deliver safe products and services in ways that sustain our natural environment. For example, CSIF looks for companies that produce energy from renewable resources, while avoiding consistent polluters.


Manage with participation throughout the organization in defining and achieving objectives. For example, CSIF looks for companies that offer employee stock ownership or profit-sharing plans.

Negotiate fairly with their workers, provide an environment supportive of their wellness, do not discriminate on the basis of race, gender, religion, age, disability, ethnic origin, or sexual orientation, do not consistently violate regulations of the EEOC, and provide opportunities for women, disadvantaged minorities, and others for whom equal opportunities have often been denied. For example, CSIF considers both unionized and non-union firms with good labor relations.

Foster awareness of a commitment to human goals, such as creativity, productivity, self-respect and responsibility, within the organization and the world, and continually recreates a context within which these goals can be realized. For example, CSIF looks for companies with an above average commitment to community affairs and charitable giving.

CSIF will not invest in companies that the Advisor determines to be significantly engaged in:

Production, or the manufacture of equipment, to produce nuclear energy

Business activities in support of repressive regimes

Manufacture of weapon systems

Manufacture of alcoholic beverages or tobacco products

Operation of gambling casinos

With respect to U.S. government securities, CSIF invests primarily in debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further or are compatible with CSIF's social criteria, such as obligations of the Student Loan Marketing Association, rather than general obligations of the U.S. Government, such as Treasury securities.

Calvert World Values International Equity Fund

The spirit of Calvert World Values International Equity Fund's social criteria is similar to CSIF, but the application of the social analysis is significantly different. International investing brings unique challenges in terms of corporate disclosure, regulatory structures, environmental standards, and differing national and cultural priorities. Due to these factors, the CWVF social investment standards are less stringent than those of CSIF.

CWVF seeks to invest in companies that:

Achieve excellence in environmental management. We select investments that take positive steps toward preserving and enhancing our natural environment through their operations and products. We avoid companies with poor environmental records.

Have positive labor practices. We consider the International Labor Organization's basic conventions on worker rights as a guideline for our labor criteria. We seek to invest in companies that hire and promote women and ethnic minorities; respect the right to form unions; comply, at a minimum, with domestic hour and wage laws; and provide good health and safety standards. We avoid companies that demonstrate a pattern of engaging in forced, compulsory, or child labor.

CWVF avoids investing in companies that:

Contribute to human rights abuses in other countries1

Produce nuclear power or nuclear weapons, or have more than 10% of revenues derived from the production or sale of weapons systems

Derive more than 10% of revenues from the production of alcohol or tobacco products, but actively seeks to invest in companies whose products or services improve the quality of or access to health care, including public health and preventative medicine

Calvert World Values Capital Accumulation Fund
Calvert New Vision Small Cap Fund

The Funds carefully review company policies and behavior regarding social issues important to quality of life such as:

environment
employee relations
product criteria
weapons systems
nuclear energy
human rights

Both Funds will avoid investing in companies that have:

Significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record

Significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes

Nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process

Significantly engaged in weapons production( including weapons systems contractors and major nuclear weapons systems contractors)

Significantly involved in the manufacture of tobacco or alcohol products

Products or offer services that, under proper use, are considered harmful

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While Capital Accumulation and New Vision may invest in companies that exhibit positive social characteristics, they make no explicit claims to seek out companies with such practices.

High Social Impact Investments - CSIF Balanced, Bond and Equity, Calvert World Values International Equity, Capital Accumulation and New Vision

High Social Impact Investments is a program that targets a percentage of the Fund's assets (up to 1% for each of CSIF Balanced, CSIF Equity and
CSIF Bond and New Vision and up to 3% for each of CWVF International Equity and CWVF Capital Accumulation) to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development, and economic and social development of urban and rural communities. These types of investments offer a rate of return below the then-prevailing market rate, and are considered illiquid and unrated and below-investment grade. They also involve a greater risk of default or price decline than investment grade securities. However, they have a significant social return by making a tremendous difference in our local communities.

The Funds have received an exemptive order to permit them to invest those assets allocated for investment in high social impact investments through the purchase of Community Investment Notes from the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from Calvert Group, organized as a charitable foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual investors and then invest these assets directly in non-profit or not-for-profit community development organizations that focus on low income housing, economic development and business development in urban and rural communities.

Special Equities - CSIF Balanced and Calvert World Values International
Equity

CSIF Balanced and CWVF International Equity each have a Special Equities investment program that allows the Fund to promote especially promising approaches to social goals through privately placed investments. The investments are generally venture capital investments in small, untried enterprises. The Special Equities Committee of each Fund identifies,
evaluates, and selects the Special Equities investments.   Special Equities
involve a high degree of risk-- they are subject to liquidity, information, and if a debt investment, credit risk. Special Equities are valued under the direction and control of the Fund's Board.

About Calvert Group

Calvert Asset Management Company, Inc.(4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814) ("CAMCO") is the Funds' investment advisor and provides day-to-day investment management services to the Funds. It has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 1998, CAMCO had over $____ billion in assets under management.


CAMCO uses a team approach to its management of CSIF Bond (since February
1997) and the fixed-income assets of CSIF Balanced Portfolio (June 1995). Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the management of all Calvert Funds for CAMCO. Mr. Martini has over 18 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors and Portfolio Managers

Brown Capital Management, Inc., 809 Cathedral Street, Baltimore, Maryland, has managed part of the equity investments of CSIF Balanced since 1996, and Capital Accumulation since 1994. In 1997, Brown Capital became the sole Subadvisor for Capital Accumulation. The firm has over $3.6 billion in assets under management. It uses a bottom-up approach that incorporates growth-adjusted price earnings, concentrating on mid-/large-cap growth stocks.

Eddie C. Brown, founder and President of Brown Capital Management, Inc., heads the portfolio management team for Capital Accumulation and Brown Capital's portion of CSIF Balanced. He brings over 24 years of management experience to the Funds, and has held positions with T. Rowe Price Associates and Irwing Management Company. Mr. Brown is a frequent panelist on "Wall Street Week with Louis Rukeyser" and is a member of the Wall Street Week Hall of Fame.

NCM Capital Management Group, Inc.,  103 West Main Street, Durham, NC 27701,
has managed part of the equity investments of CSIF Balanced since 1995.   The
firm has over $__ billion in assets under management. NCM is one of the largest minority-owned investment management firms in the country and provides products in equity fixed income and balanced portfolio management. It is also one of the industry leaders in the employment and training of minority and women investment professionals.

NCM's portfolio management team consists of several members, headed by Maceo
K. Sloan. Mr. Sloan has more than __ years of experience in the investment industry, and is a frequent panelist on Wall Street Week with Louis Rukeyser.

STATE STREET GLOBAL ADVISORS (SSgA); 225 Franklin St., Boston, MA, was established in 1978 as an investment management division of the State Street Bank and Trust Company. SSgA is a pioneer in the development of domestic and international index funds, and has managed CSIF Managed Index since its inception. The firm currently manages over $400 billion in assets, including $120 billion in index and enhanced index products.

SSgA's portfolio management team consists of several members, headed by Arlene Rockefeller. She joined SSgA in 1982, with 10 years experience in investment computer systems. Ms. Rockefeller is currently Principal and Unit Head of Global Enhanced Equities. She manages a variety of SSgA's equity and tax-free funds.

ATLANTA CAPITAL MANAGEMENT COMPANY, LLCLA; Two Midtown Plaza, Suite 1600, 1360 Peachtree Street, Atlanta, GA 30309 has managed CSIF Equity since September 1998. The firm has $2.8 billion under management.

Daniel W. Boone, III, C.F.A. heads the Atlanta portfolio management team for CSIF Equity. He is a senior Partner and senior investment professional for Atlanta Capital. He has been with the firm since 1976. He specializes in equity portfolio management and research. Before joining the firm, he held positions with the international firm of Lazard, Freres in New York, and Wellington Management Company. Mr. Boone has earned a MBA from the Wharton School of University of Pennsylvania, where he graduated with distinction, and a B.A. from Davidson College.

MURRAY JOHNSTONE INTERNATIONAL, LTD, 875 North Michigan Ave., Suite 3415, Chicago, IL 60611. The firm has __________ in assets, and has managed Calvert World Values International Equity Fund since its inception.

Andrew Preston heads the portfolio management team for International Equity. He joined Murray Johnstone International in 1985, and has held positions as investment analyst in the United Kingdom and U.S. Department, and Fund Manager in the Japanese Department. He was appointed director of the company in 1993. Prior to joining Murray Johnstone, he was a member of the Australian Foreign Service and attended University in Australia and Japan.

AWAD Asset Management Company (AWAD); 250 Park Avenue, New York, NY 10177, a subsidiary of Raymond James & Associates, has managed the New Vision Small Cap Fund since 1997. The firm has over $800 million in assets under management and specializes in the management of small-capitalization growth stocks. They emphasize a growth-at-a-reasonable-price investment philosophy.

James Awad, President of Awad, founded the firm in 1992. He heads the portfolio management team for New Vision Small Cap. Mr. Awad has more than 30 years experience in the investment business, holding positions with firms such as Neuberger & Berman and First Investors Corporation.

Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Trustees/Directors, to enter into and materially amend contracts with the Fund's Subadvisor without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory Fees

     The following table shows the aggregate annual advisory fee paid to CAMCO by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets .

Fund                                        Advisory Fee 1
CSIF Balanced                                    0.--% 2
CSIF Managed Index                               0.60% 3, 4
CSIF Equity                                      0.--% 2
CSIF Bond                                        0.--% 2
CSIF Money Market                                0.--%
CWVF International Equity                        -.--% 2
CWVF Capital Accumulation                        0.--% 2
TCF New Vision Small Cap                         0.--% 2




1 CAMCO waived part of its advisory fee for the following Funds; the full contractual rate each Fund is obligated to pay CAMCO is: CSIF Bond, 0.65% (list others if applicable.)
2 These advisory agreements were changed by a vote of shareholders in _________ 1999. The new advisory fee will be: CSIF, Balanced, 0.375%; CSIF Equity, 0.45%; CSIF Bond, 0.30%; CWVF International Equity, 0.70%; CWVF Capital Accumulation, 0.60%; and TCF New Vision Small Cap, 0.70%.
3 CSIF Managed Index has not had a full year of operations. Its advisory agreement provides for a fee of 0.60% of the Portfolio's first $500 million of average daily net assets and 0.55% of any such assets over $500 million.
4 CSIF Managed Index has a recapture provision which allows CAMCO to recapture from the Fund in a later year any fees CAMCO waives or expenses it assumes, subject to certain limitations.

CSIF Balanced has a performance adjustment which could cause the fee to be as high as 0.85% or low as 0.55%, depending on its performance relative to the relevant index (CAMCO: Lehman Aggregate Bond; NCM: Russell 3000, Brown: S&P
500). CWVF Capital Accumulation has a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.75%, depending on its performance relative to the S&P 400 Midcap Index.

A Word About the Year 2000 (Y2K) and Our Computer Systems

Like other mutual funds, CAMCO and its service providers use computer systems for all aspects of our business -- processing shareholder and fund transactions, fund accounting, executing trades, and pricing securities just to name a few. Many current software programs cannot distinguish between the year 2000 and the year 1900. This can cause problems with retirement plan distributions, dividend payment software, transaction software, and numerous other areas that could impact the Funds. Calvert Group has been reviewing all of its computer systems for Y2K compliance. Although, at this time, there can be no assurance that there will be no negative impact on the Funds, the Advisor, the underwriter, transfer agent and custodian have advised the Funds that they have been actively working on any necessary changes to their computer systems to prepare for Y2K and expect that their systems, and those of their outside service providers, will be adapted in time for that event. For more information, please visit our website at www.calvertgroup.com.

CAMCO, and its affiliates may pay certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. Payments may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fees. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.



HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. For more information, contact
Minimum To Open an Account  $1,000,000      Minimum additional investments -


Wire Funds to:


Important - How Shares are Priced
The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. CSIF Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited
Your purchase will be processed at the next NAV calculated after your order is received and accepted. All of your purchases must be made in US dollars and checks must be drawn on US banks. No cash will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $10 fee plus any costs incurred. Check or electronic funds transfer purchases will be on hold for up to 10 business days. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

OTHER CALVERT GROUP FEATURES

CALVERT INFORMATION NETWORK
For 24 hour performance and account information call 800-368-2745 or visit http://www.calvertgroup.com
You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

ACCOUNT SERVICES
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

CALVERT MONEY CONTROLLER
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application.


TELEPHONE TRANSACTIONS
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

EXCHANGES
Calvert Group offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:
Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert
Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any six-month period will be given written notice and may be prohibited from placing additional investments. This policy does not prohibit a shareholder from redeeming shares of any Fund, and does not apply to trades solely between money market funds.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

COMBINED GENERAL MAILINGS (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

SPECIAL SERVICES AND CHARGES
Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs, and the broker/dealer or financial institution may impose charges for their services.

MINIMUM ACCOUNT BALANCE
Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Portfolio. If the balance in your account falls below the minimum during a month, a fee of $____ may be charged to your account. If due to redemptions, the account falls below the minimum, your account may be closed and the proceeds mailed to the address of record. You will be given a notice that your account is below the minimum and will be closed after 30 days if the balance is not brought up to the required minimum amount.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

CSIF Money Market               Accrued daily, paid monthly
CSIF Bond                       Paid monthly
CSIF Balanced                   Paid quarterly
CSIF Equity                     Paid annually
CSIF Managed Index              Paid annually
CWVF International Equity       Paid annually
CWVF Capital Accumulation       Paid annually
TCF New Vision Small Cap        Paid annually

Dividend payment options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for an extended period, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to Money Market Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

For Non-Money Market Funds
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted. (The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment.. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized.

Written Requests
Calvert Group, P.O. Box 419544, Kansas City, MO 64141-6544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Corporations and Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. This information has been audited by PricewaterhouseCoopers, LLP whose report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request.
[insert financial highlights info for CSIF Managed Index Class I.]


To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814



OUTSIDE BACK COVER PAGE (REQUIRED INFORMATION)

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:



Calvert Group
4550 Montgomery Ave, Suite 1000N
Bethesda, Md. 20814

Telephone: 1-800-368-2745

Calvert Group Web-Site
Address: http://www.calvertgroup.com

You can review the Funds' reports and SAIs at the public Reference Room of the Securities and Exchange Commission. You can get text only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free from the Commission's Internet website at http://www.sec.gov.

Investment Company Act file: no.811-________  (CSIF)
                             no.811- ________ (CWVF International Equity and
Capital Accumulation)
                             no.811- ________ (New Vision)


--------
8CWVF may invest in companies that operate in countries with poor human rights records if we believe the companies are making a positive contribution.

CALVERT WORLD VALUES FUND, INC.
International Equity Fund
4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information
January 31, 1999


       New Account       (800) 368-2748   Shareholder
       Information:      (301) 951-4820   Services:          (800) 368-2745
       Broker            (800) 368-2746   TDD for the Hearing-
       Services:         (301) 951-4850   Impaired:          (800) 541-1524

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund.


TABLE OF CONTENTS

Investment Policies and Risks                     2
Investment Restrictions                           9
Investment Selection Process                      11
Dividends, Distributions and Taxes                11
Net Asset Value                                   12
Calculation of Total Return                       13
Purchase and Redemption of Shares                 14
Advertising                                       14
Directors and Officers                            15
Investment Advisor and Subadvisor                 17
Method of Distribution                            18
Transfer and Shareholder Servicing Agents         19
Portfolio Transactions                            20
Independent Accountants and Custodians            20
Control Persons & Principal Holders of Securities 20
General Information                               21
Appendix                                          21



INVESTMENT POLICIES AND RISKS

         Calvert World Values Fund, Inc., International Equity Fund (the "Fund") seeks to achieve a high total return consistent with reasonable risk, by investing primarily in a globally diversified portfolio of equity securities. To the extent possible, investments are made in enterprises that make a significant contribution to our global society through their products and services and through the way they do business.
Under normal circumstances, the Fund will invest primarily in equity securities. However, the Fund may invest in any other type of security including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities of companies, (including Euro-currency instruments and securities) or of any international agency (such as the Asian Development Bank or Inter-American Development Bank) or obligations of domestic or foreign governments and their political subdivisions, and in foreign currency transactions.
Under normal circumstances, the Fund will invest in the securities of issuers in many different countries, other than the USA. The Fund makes investments in various countries. Under exceptional economic or market conditions, the Fund may invest substantially all of its assets in only one or two countries, or in US government obligations.
In determining the appropriate distribution of investments among various countries and geographic regions, the Subadvisor ordinarily will consider the following factors: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the global investor.

Foreign Securities
         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. If the Fund invsts in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. It may also use foreign currency options and futures. See below. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
         The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.
Eurocurrency Conversion Risk. European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro," beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor and Subadvisors do not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, Subadvisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements
         The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

Non-Investment Grade Debt Securities
         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

INDUSTRY CONCENTRATION (BOND ONLY)
         Funds that may concentrate (invest 25% or more of their assets) in one or more industries are more susceptible to market changes in that industry sector. For example, a downturn in the technology sector will have a bigger impact on a Fund that chose to concentrate in the technology industry then on a Fund that did not concentrate.

DERIVATIVES
The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts
         The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
         The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. The Fund will purchase such options only to hedge against changes in the value of securities the Fund hold and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
         The Fund may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
         When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Subadvisor and verified in appropriate cases.
         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
         The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         The Fund may only invest in futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
         The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
         The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seek to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Foreign Currency Transactions. Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
         Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.
         The value of the Fund's assets as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.
         When the Advisor or the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.
         It is impossible to forecast with precision the market values of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.
         If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund may have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

LENDING FUND SECURITIES
The Fund may lend its securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned will not exceed 33 1/3% of assets. Any such loans must be secured continuously in the form of cash or cash equivalents such as US Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
The foregoing investment objective and the following investment restrictions may not be changed without the consent of the holders of a majority of outstanding shares of the Portfolio. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Fund may not:
1. Issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only as permitted by law, in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
2. Underwrite the securities of other issuers, except as permitted by the Board of Directors, within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
3. Invest directly in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
4. Make loans of more than one-third of the total assets of the Fund, or as permitted by law, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities.
5. Concentrate 25% or more of the value of its assets in any one industry, or as permitted by law; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby, and there is no limitation with respect to investments in money market instruments of banks.

Non-Fundamental Investment Restrictions
         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:

1. Purchase illiquid securities if more than 15% of the value of the Fund's net assets would be invested in such securities. The Fund may buy and sell securities outside the U.S. that are not registered with the SEC or marketable in the U.S.
2. Invest in securities of U.S. issuers if more than 5% of the value of Fund's net assets would be invested in such securities, excluding Special Equities and High Social Impact Investments.
3. Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on futures contracts.
4. Write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transaction with respect to such options.
5. Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
6. Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
7. The Fund may, under normal circumstances, from time to time, have more than 25% of its assets invested in any major industrial or developed country which in the view of the Subadvisor poses no unique investment risk. The Subadvisor considers an investment in a given foreign country to have "no unique investment risk" if the Fund's investment in that country is not disproportionate to the relative size of the country's market versus the Morgan Stanley Capital International Europe-Far East-Asia (EFEA) or World Index or other comparable index, and if the capital markets in that country are mature, and of sufficient liquidity and depth.
8. The Fund will invest at least 65% of its assets in the securities of issuers in no less than three countries, excluding the US, under normal circumstances.
9. The Fund may invest up to 30% of its net assets in developing countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. A country is considered a developing country if it is not included in the Morgan Stanley Capital International World Index.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

INVESTMENT SELECTION PROCESS

         Investments in the Fund are selected on the basis of their ability to contribute to the dual objective of the Fund. The Subadvisor uses its best efforts to select investments for the Fund that satisfy the Fund's investment and social criteria to the greatest practical extent. The Subadvisor has developed a number of techniques for evaluating the performance of issuers in each of these areas. The primary sources of information are reports published by the issuers themselves, the reports of public agencies, and the reports of groups which monitor performance in particular areas. These sources of information are sometimes augmented with direct interviews or written questionnaires addressed to the issuers. It should be recognized, however, that there are few generally accepted measures by which achievement in these areas can be readily distinguished; therefore, the development of suitable measurement techniques is largely within the discretion and judgment of the Advisors of the Fund.
         Candidates for inclusion in any particular class of assets are then examined according to the social criteria. The Subadvisor classifies the issuers into three categories of suitability under the social criteria. In the first category are those issuers which exhibit unusual positive accomplishment with respect to some of the criteria and do not fail to meet minimum standards with respect to the remaining criteria. To the greatest extent possible, investment selections are made from this group. In the second category are those issuers which meet minimum standards with respect to all the criteria but do not exhibit outstanding accomplishment with respect to any criterion. This category includes issuers which may lack an affirmative record of accomplishment in these areas but which are not known by the Subadvisor to violate any of the social criteria. The third category under the social criteria consists of issuers which flagrantly violate, or have violated, one or more of those values, for example, a company which repeatedly engages in unfair labor practices. The Fund will not knowingly purchase the securities of issuers in this third category.
         It should be noted that the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies. The Advisors of the Fund, however, believe that within the first and second categories there are sufficient investment opportunities to permit full investment among issuers which satisfy the Fund's social investment objective.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of ___________, the Fund had tax-loss carryforwards of $___________.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction occurring in the Balanced, Equity and Bond Portfolios if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund:(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
         Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.
         Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

NET ASSET VALUE

         The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset values fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place for contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

Net Asset Value and Offering Price Per Share, as of 9/30/98
         Net asset value per share
($225,168,509/10,206,565 shares)    $00.00
Maximum sales charge, Class A
(4.75% of offering price)             0.00
Offering price per share, Class A   $00.00

         Class B net asset value and offering price per share
($__________/__________ shares)     $00.00

         Class C net asset value and offering price per share
($8,798,762/411,440 shares)         $00.00


CALCULATION OF TOTAL RETURN

         The Fund may advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "return without maximum load," (or "without CDSC") which do not deduct sales charge. Total returns for the Fund's shares for the periods indicated are as follows:



Periods Ended              Class A           Class B          Class C
September 30, 1998         Total Return     Total Return      Total Return
                   With/Without Maximum Load  With/Without CDSCWith/Without CDSC

International Equity

One year 0%          0%       0%               0%      0%       0%
Five years           0%       0%               0%      0%       0%       N/A
From date of         0%       0%               0%      0%       0%       0%
inception

(June 29, 1992, for Class A; April 1, 1998, for Class B; and March 1, 1994, for Class C.)

         Total return, like net asset value per share, fluctuates in response to changes in market conditions. It should not be considered an indication of future return.

PURCHASE AND REDEMPTION OF SHARES

                  Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch offices, Calvert Distributors, Inc., or other brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, Calvert Distributors, Inc., or the Fund's custodian bank or lockbox facility, plus the applicable sales charge as set forth in the Fund's Prospectus.
         All purchases of the Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.
         The Fund reserves the right to modify the telephone redemption privilege.
         Amounts redeemed by telephone may be mailed by check to the investor to the address of record. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $l,000 or more will be transmitted by wire by the Fund to the investor's account at a domestic bank or savings association that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the institution is not a Federal Reserve System member, failure of immediate notification to that institution by the correspondent bank could result in a delay in crediting the funds to the investor's account at the institution.
Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered such a suspension for the protection of shareholders.

ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc., including other socially responsible investment companies, and unmanaged market indices such as Morgan Stanley Capital International World Index or Europe-Far East-Asia Index. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November ___, 19__). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

DIRECTORS AND OFFICERS

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.
         JOHN G. GUFFEY, JR., Director. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Calvert Variable Series, Inc.. DOB: 5/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., co-chair of the Board of Directors of Calvert World Values Fund, Inc., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance Capital LP's Mutual Fund Division. DOB: 08/09/52.
         TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. Address: 15 Edwards Square, Northampton, Massachusetts 01060.
DOB: 12/13/44.
         RUSTUM ROY, Director. Mr. Roy is the Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society. DOB: 7/3/24.
Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University Park, Pennsylvania, 16802.
         *D. WAYNE SILBY, Esq., Director. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Calvert Variable Series. Mr. Silby is Executive Chairman of GroupServe, an internet company focused on community building collaborative tools, and an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. He also serves as a director of Acacia Mutual Life Insurance Company. DOB: 7/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         TESSA TENNANT, Director. Ms. Tennant is the head of green and ethical investing for National Provident Investment Managers Ltd. Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers. DOB:
5/29/59. Address: Glen Innerleithen, Boraers, Scotland EH446PX.
         MUHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. DOB: 6/28/40. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc. DOB: 1/13/50.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 9/7/68.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund. Directors marked with a * above are "interested persons" of the Fund under the Investment Company Act of 1940.
         Messrs. Guffey and Silby serve on the Fund's High Social Impact Investments Committee which assists the Fund in identifying, evaluating, and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria. Messrs. Guffey, Silby, and Roy serve on the Fund's Special Equities Committee which assists the Fund in identifying, evaluating, and selecting appropriate private placement investment opportunities for the Fund that are not high social impact investments. Messrs. Guffey, Silby, Mollner, and Ms. Krumsiek also serve on the Calvert Social Investment Foundation Board.
         During fiscal 1998, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $__________.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

Director Compensation Table

                          Director Compensation Table

Fiscal Year  1998       Aggregate           Pension           Total
(unaudited numbers)     Compensation        or                Compensation
                        from                Retirement        from
                        Registrant          Benefits          Registrant
                        for Service         Accrued           and Fund
                        as Trustee          as Part of        Complex
                                            Registrant        paid to
                                            Expenses*         Director
Name of Director



John G. Guffey, Jr.       $0                $0                 $0
Terrence J. Mollner       $0                $0                 $0
Rustum Roy                $0                $0                 $0
D. Wayne Silby            $0                $0                 $0
Tessa Tennant             $0                $0                 $0
Muhammad Yunus            $0                $0                 $0


* Ms. Tennant has chosen to defer her compensation. Her total deferred compensation, including dividends and capital appreciation, was $__________ as of September 30, 1998. Mr. Yunus has also chosen to defer his compensation. His total deferred compensation, including dividends and capital appreciation, was $_________ as of September 30, 1998.
**As of December 31, 1998. The Fund Complex consists of nine (9) registered investment companies.

INVESTMENT ADVISOR AND SUBADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective on or about January 1, 1999, Acacia Mutual will merge with and become a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of trustees, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
For its services, the Advisor receives an annual fee of .70% of the Fund's average daily net assets up to $250 million, 0.675% of the next $250 million, and 0.65% on assets in excess of $500 million. The Advisor may voluntarily defer its fees or assume expenses of the Fund.

Subadvisor
Murray Johnstone International, Ltd., is controlled by United Asset Management Company. For its services to International Equity, it receives a subadvisory fee, paid by the Advisor, of 0.45% of the assets it manages for International Equity. Murray Johnstone also receives a 0.05% fee, paid by CAMCO (not the Fund) for its assistance with the distribution of the Fund.

The Fund has received an exemptive order from the Securities and Exchange Commission to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. If approved then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
         The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 1996, 1997, and 1998 were $__________, $__________, and $_________, respectively.

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows (with a minimum annual fee of $40,000 across all classes):

         Class A, B, and C Class I
         International Equity               0.40%             0.20%

For fiscal years 1996, 1997, and 1998, International Equity paid $_______, $_______, and $_______, respectively, to CASC in administrative fees. For those Funds with multiple classes, investment advisory fees are allocated as a Portfolio-level expense based on net assets. Administrative Service fees are allocated as a class-level expense, based on net assets.

METHOD OF DISTRIBUTION

         Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Fund's respective average daily net assets. Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the Fund's Class B and Class C average daily net assets, respectively.
The Class A Distribution Plans reimburses CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
         The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of the Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
CDI, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of each of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. The Distribution Plan Expenses (includes both distribution fees and services fees) paid by the Fund (all classes) to CDI for the fiscal year ended September 30, 1998, was $___________.

Of the distributionexpenses paid by Class A Shares of the International Equity Fund in fiscal year 1998, $________ was used to compensate dealers for their share distribution promotional services, $________ was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and the remainder partially financed advertising.
Of the distribution expenses paid by Class B Shares of the International Equity Fund in fiscal year 1998, $________ was used for ________________.
Of the distribution expenses paid by Class C Shares of the International Equity Fund in fiscal year 1998, $________ was used for ________________.


International Equity Fund
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                  As a % of   As a % of   Allowed to
Amount of                         offering    net amount  Brokers as a % of
Investment                        price       invested    offering price
Less than $50,000                 4.75%       4.99%        4.00%
$50,000 but less than $100,000    3.75%       3.90%        3.00%
$100,000 but less than $250,000   2.75%       2.83%        2.25%
$250,000 but less than $500,000   1.75%       1.78%        1.25%
$500,000 but less than $1,000,000 1.00%       1.01%        0.80%
$1,000,000 and over               0.00%       0.00%        0.00%

         CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years are:

                       Class A
                       Gross/Net      Class B        Class C
Fiscal Year            96  97 98     96 97 98        96  97 98

International Equity   X/X X/X X/X    NA NA X        X  X   X

         Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

TRANSFER AND SHAREHOLDER SERVICING AGENTS

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on number of the shareholder accounts and transactions.

PORTFOLIO TRANSACTIONS

Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
Broker-dealers who execute transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.

         For the last three fiscal years, total brokerage commissions paid are as follows:

                  1996              1997             1998
         International Equity

The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

While the Fund's subadvisors select brokers primarily on the basis of best execution, in some cases the Advisor may ask the subadvisor to direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide the Advisor. These services are primarily of the type described in Section 28(e) of the Securities Exchange Act of 1934, and are designed primarily to assist the Advisor in monitoring the investment activities of the subadvisor of the Fund. Such services include attribution systems, return-based style analysis, and trade-execution analysis. It is the policy of the Advisor that such research services will be used for the benefit of Fund as well as other Calvert Group Funds and managed accounts.
         For the fiscal year ended September 30, 1998, the Fund directed brokerage for research services in the following amounts:

         Fund            Amount of Transactions        Commissions

International Equity       $                            $

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

PricewaterhouseCoopers, L.L.P. has been selected by the Board of Directors to serve as independent auditors for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following persons own more than 25% of the outstanding voting securities (all classes combined) of, or are otherwise deemed to control, the Fund shown as of __________ (a date not more than 30 days prior to filing):

         Name     Address           % held




         The following persons own 5% or more of the outstanding voting securities of any Class of the Fund:

         Name     Address           % held


GENERAL INFORMATION

         The Fund is an open-end diversified management investment company, organized as a Maryland Corporation on February 14, 1992. Prior to ___________, the Fund was known as the Global Equity Fund.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.


LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:_____________________     (Fund
or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                              Name of Investor(s)


By
                                    Authorized Signer Address



Date                                Signature of Investor(s)



Date                                Signature of Investor(s)


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                     TRANSFER AGENT
Calvert Shareholder Services, Inc.      National Financial Data Services, Inc.
4550 Montgomery Avenue                  1004 Baltimore
Suite 1000N                             6th Floor
Bethesda, Maryland 20814                Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                   INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.              PricewaterhouseCoopers, L.L.P.
4550 Montgomery Avenue                  250 West Pratt Street
Suite 1000N                             Baltimore, Maryland 21201
Bethesda, Maryland 20814

CALVERT WORLD VALUES FUND, INC.
CAPITAL ACCUMULATION FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814


Statement of Additional Information
January 31, 1999

   New Account    (800) 368-2748   Shareholder
   Information:   (301) 951-4820   Services:         (800) 368-2745
   Broker         (800) 368-2746   TDD for the Hearing-
   Services:      (301) 951-4850   Impaired:         (800) 541-1524

         This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated January 31, 1999. The Fund's audited financial statements included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address or calling the Fund.


TABLE OF CONTENTS

Investment Policies and Risks                       2
Investment Restrictions                             7
Purchase and Redemption of Shares                   8
Net Asset Value                                     8
Calculation of Total Return                         9
Advertising                                         10
Dividends, Distributions and Taxes                  10
Directors and Officers                              11
Investment Advisor                                  13
Method of Distribution                              14
Transfer and Shareholder Servicing Agents           16
Fund Transactions                                   16
Independent Accountants and Custodians              16
General Information                                 17
Control Persons & Principal Holders of Securities   17
Appendix                                            17




INVESTMENT POLICIES AND RISKS

Foreign Securities
         Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depository Receipts and Global Depositary Receipts. ADRs are US dollar-denominated and traded in the US on exchanges or over the counter. By investing in ADRs rather than directly in foreign issuers' stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
         Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
         Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.
         The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
         Second, when the Advisor or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund enters into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. The Fund does not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.
Eurocurrency Conversion Risk. European countries that are members of the European Monetary Union have agreed to use a common currency unit, the "euro" , beginning in 1999. Currently, each of these countries has its own currency unit. Although the Advisor and Subadvisors do not anticipate any problems in conversion from the old currencies to the euro, there may be issues involved in settlement, valuation, and numerous other areas that could impact the Fund. Calvert has been reviewing all of its computer systems for Eurocurrency conversion compliance. There can be no assurance that there will be no negative impact on the Fund, however, the Advisor, Subadvisor and custodian have advised the Fund that they have been actively working on any necessary changes to their computer systems to prepare for the conversion, and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

temporary defensive positions
For temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase Agreements
         The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Directors. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

Non-Investment Grade Debt Securities
         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
         The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives
The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts
         The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities which meet the Fund's social criteria, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
         The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
         Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges, on securities of issuers which meet the Fund's social criteria. The Fund will purchase such options only to hedge against changes in the value of securities the Fund hold and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
         The Fund may purchase call options on securities which they may intend to purchase and which meet the Fund's social criteria. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
         When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
         When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
         The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
         Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
         A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
         The Fund may only invest in futures contracts to hedge its existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying a futures contract may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts in which the Fund could otherwise invest and which are traded on a U.S. exchange or board of trade. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
         The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes. Although some of the securities underlying the futures contract underlying the option may not necessarily meet the Fund's social criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.
         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
         The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intend to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
         Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seek to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
The foregoing investment objective and the following investment restrictions may not be changed without the consent of the holders of a majority of outstanding shares of the Portfolio. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The Fund may not:
1. Issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only as permitted by law, in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
2. Underwrite the securities of other issuers, except as permitted by the Board of Directors, within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, a Fund may be deemed to be an underwriter.
3. Invest directly in commodities, commodities futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
4. Make loans of more than one-third of the total assets of the Fund, or as permitted by law, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities.
5. Concentrate 25% or more of the value of its assets in any one industry, or as permitted by law; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby, and there is no limitation with respect to investments in money market instruments of banks.

Nonfundamental Investment Restrictions
         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:
1. Invest, in the aggregate, more than 15% of its net assets in illiquid securities.
2. Make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts and options on future contracts.
3. Enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.
4. Purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.
5. Purchase the obligations of foreign issuers if, as a result, such securities would exceed 25% of the value of the Fund's assets.
6. Write, purchase or sell puts, calls or combinations thereof except as provided with respect to options, futures contracts and options on futures contracts.
7. Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets.


         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

PURCHASE AND REDEMPTION OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor. Certain Class B and Class C shares may be subject to a contingent deferred sales charge which is subtracted from the redemption proceeds (see Prospectus, "Calculation of Contingent Deferred Sales Charges and Waiver of Sales Charges"). Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         New shareholders wishing to use the Fund's telephone redemption procedure must so indicate on their Investment Applications and, if desired, designate a commercial bank or securities broker and account to receive the redemption proceeds. Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to the Fund, with a voided check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption of Fund shares may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received unless redemptions have been suspended or postponed as described above.

NET ASSET VALUE

         The net asset value per share of the Fund is determined every business day as of the close of the New York Stock Exchange (generally, 4:00 p.m., Eastern time), and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The public offering price of the Fund's shares is the net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value per share is computed separately for each class by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding for that class. The Fund's securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

Net Asset Value and Offering Price Per Share     As of 9/30/98

         Net asset value per share
($54,751,182/2,012,314 shares)                       $00.00
Maximum sales charge, Class A
(4.75% of offering price)                              0.00
Offering price per share, Class A                    $00.00

         Class B net asset value and offering price per share
($__________/__________ shares)                      $00.00

         Class C net asset value and offering price per share
($4,183,988/157,065 shares)                          $00.00


CALCULATION OF TOTAL RETURN

         The Fund may, from time to time, advertise "total return." Total return is calculated separately for each class. Total return differs from yield in that yield figures measure only the income component of the Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, after deducting the applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note: "Total Return" when quoted in the Financial Highlights section of the Fund's Prospectus and the Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum sales load" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $l,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Performance is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "return without maximum sales load" (or "without CDSC") which do not reflect deduction of the sales charge. Return without maximum sales load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum sales load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge. Return may be advertised for other periods, such as by quarter, or cumulatively for more than one year.

         Return for the Fund's shares are as follows, for the periods ended September 30, 1998:

Periods Ended        Class A             Class B                   Class C
September 30, 1998  Total Return       Total Return             Total Return
               With/Without Maximum Load With/Without CDSC    With/Without CDSC

Capital Accumulation Fund

One Year        0%       0%              0%        0%           0%       0%
Since Inception 0%       0%              0%        0%           0%       N/A
(October 31, 1994)

         Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular period should not be considered an indication of future return.

ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions, and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, _________ 31, 19__). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund intends to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.
Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. As of ___________, the Fund had tax-loss carryforwards of $___________.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% reportable of each redemption transaction occurring in the Balanced, Equity and Bond Portfolios if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund:(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
         Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
         Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Information concerning the tax status of dividends and distributions and the amount of dividends withheld, if any, is mailed annually to Fund shareholders.
         Investors should note that they may be required to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.

DIRECTORS AND OFFICERS

         The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services.

         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a director of the Community Bankers Mutual Fund of Denver, Colorado, a director of Ariel Funds, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert Variable Series, Inc. and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
and as an officer and director of each of its affiliated companies. She is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. Prior to joining Calvert Group, Ms. Krumsiek served as Senior Vice President of Alliance
Capital LP's Mutual Fund Division. DOB: 08/09/52.
         TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. Address: 15 Edwards Square, Northampton, Massachusetts 01060.
DOB: 12/13/44.
         RUSTUM ROY, Director. Mr. Roy is the Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society. Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University
Park, Pennsylvania, 16802. DOB: 7/3/24.
         *D. WAYNE SILBY, Esq. is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert Variable Series and Calvert New World Fund, Inc. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company and Executive Chairman of GroupServe, Inc., an Internet Company focused on community building collaborative tools.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. DOB: 5/15/48.
         TESSA TENNANT, Director. Ms. Tennant is the head of green and ethical investing for National Provident Investment Managers Ltd. Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers. DOB:
5/29/59. Address: Glen Innerleithen, Boraers, Scotland EH446PX.
         MOHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh.
DOB: 6/28/40.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd. and Senior Vice President and Chief
Investment Officer of Calvert Asset Management Company, Inc. DOB: 01/13/50.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life
Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/09/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
DOB: 07/24/47.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY, Esq., Associate General Counsel Secretary and Compliance Officer. Ms. Newton is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds and Secretary and provides counsel to the Calvert Social Investment Foundation. Prior to working at Calvert Group, Ms. Duke was an Associate in the Investment Management Group of the Business and Finance Department at Drinker Biddle & Reath. DOB: 9/7/68.

Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund.
         Messrs. Guffey and Silby serve on the Fund's High Social Impact Investments Committee which assists the Fund in identifying, evaluating, and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria.
         During fiscal 1998, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $________.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.



                          Trustee Compensation Table

Fiscal Year  1998       Aggregate           Pension           Total
(unaudited numbers)     Compensation        or                Compensation
                        from                Retirement        from
                        Registrant          Benefits          Registrant
                        for Service         Accrued           and Fund
                        as Director         as Part of        Complex
                                            Registrant        paid to
                                            Expenses*         Director
Name of Trustee


 John G. Guffey, Jr. $_____             $0               $_____
 Terrence J. Mollner $_____             $0               $_____
 Rustum Roy          $_____             $0               $_____
 D. Wayne Silby      $_____             $0               $_____
 Tessa Tennant       $_____             $____            $_____
 Muhammad Yunus      $_____             $_____           $_____



* Ms. Tennant has chosen to defer a portion of her compensation. Her total deferred compensation, including dividends and capital appreciation, was $__________ as of September 30, 1998. Mr. Yunus has also chosen to defer a portion of his compensation. His total deferred compensation, including dividends and capital appreciation, was $____________ as of September 30, 1998. ** As of December 31, 1998. The Fund Complex consists of nine (9) registered investment companies.

INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). Effective on or about January 1, 1999, Acacia Mutual will merge with and become a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Trustees/Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Trustees/Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. Under a new advisory agreement expected to be approved by shareholders in early 1999, the Advisor receives an annual base fee, payable monthly, of 0.60% of the Fund's average daily net assets.* There were no expenses reimbursed or fees voluntarily waived.

Subadvisor
         Brown Capital Management, Inc. is controlled by Eddie C. Brown. It receives a subadvisory fee, paid by the Advisor, of 0.25% of net assets.*

The Fund has received an exemptive order from the Securities and Exchange Commission to permit it, pursuant to approval by the Board of Directors/Trustees, to enter into and materially amend Investment Subadvisory Agreements without shareholder approval. If approved then within 90 days of the hiring of any Subadvisor or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
         The advisory fees paid to the Advisor by the Fund for the fiscal years ended September 30, 1996, 1997, and 1998 were $__________, $__________, and $_________, respectively.
         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly (as a percentage of net assets) as follows:

                                   Class A, B, and C        Class I
         Capital Accumulation               0.30%             0.15%

For fiscal years 1996, 1997, and 1998, Capital Accumulation paid $_______, $_______, and $_______, respectively, to CASC in administrative fees. For those Funds with multiple classes, investment advisory fees are allocated as a Portfolio-level expense based on net assets. Administrative Service fees are allocated as a class-level expense, based on net assets.

METHOD OF DISTRIBUTION

         Calvert Distributors, Inc. ("CDI") is the principal underwriter and distributor for the Fund. Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets.
         Expenses under the Fund's Class B and Class C Plans may not exceed, on an annual basis, 1.00% of the average daily net assets of Class B and Class C, respectively. Class A Distribution Plans reimburse CDI only for expenses it incurs, while the Class B and C Distribution Plans compensate CDI at a set rate regardless of CDI's expenses.
         The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class or Fund. If the Fund should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CDI and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
CDI, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive, pursuant to the Distribution Plans, a distribution fee and a service fee from the Fund based on the average daily net assets of the Fund's respective Classes. These fees are paid pursuant to the Fund's Distribution Plan. The Distribution Plan Expenses (includes both distribution fees and services fees) paid by the Fund (all classes) to CDI for the fiscal year ended September 30, 1998 was $________.

Of the distribution expenses paid by Class A Shares of Capital Accumulation in fiscal year 1998, $________, was used to compensate dealers for their share distribution promotional services. $________, for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders), and the remainder partially financed advertising.
Of the distribution expenses paid by Class B Shares of the Capital Accumulation Fund in fiscal year 1998, $________ was used for _____________. Of the distribution expenses paid by Class C Shares of the Capital Accumulation Fund in fiscal year 1998, $________ was used for _____________.


CWVF Capital Accumulation Fund
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                     As a % of   As a % of   Allowed to
Amount of                            offering    net amount  Brokers as a % of
Investment                           price       invested
offering price
Less than $50,000                      4.75%    4.99%        4.00%
$50,000 but less than $100,000         3.75%    3.90%        3.00%
$100,000 but less than $250,000        2.75%    2.83%        2.25%
$250,000 but less than $500,000        1.75%    1.78%        1.25%
$500,000 but less than $1,000,000      1.00%    1.01%        0.80%
$1,000,000 and over                    0.00%    0.00%        0.00%

         CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the amount retained by CDI (i.e., not reallowed to dealers) for the last 3 fiscal years are:

                              Class A
                              Gross/Net         Class B           Class C
 Fiscal Year                  96  97  98      96  97   98        96 97  98

 Capital Accumulation       X/X  X/X  X/X     NA   NA   X        X   X   X

         Fund Trustees and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.



TRANSFER AND SHAREHOLDER SERVICING AGENTS

         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. Was the sole transfer agent prior to January 1, 1998.
         For these services, NFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions.

FUND TRANSACTIONS

         Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
         Broker-dealers who execute Fund transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc.
         For the last three fiscal years, total brokerage commissions paid are as follows:

                  1996              1997             1998
         Capital Accumulation

The Fund did not pay any brokerage commissions to affiliated persons during the last three fiscal years.

While the Fund's subadvisors select brokers primarily on the basis of best execution, in some cases the Advisor may ask the Subadvisor to direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide the Advisor. These services are of the type described in Section 28(e) of the Securities Exchange Act of 1934, and are designed primarily to assist the Advisor in monitoring the investment activities of the subadvisor of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. It is the policy of the Advisor that such research services will be used for the benefit of Fund as well as other Calvert Group funds and managed accounts.
         For the fiscal year ended September 30, 1998, the Fund directed brokerage for research services in the following amounts:

Fund                     Amount of Transactions         Commissions

Capital Accumulation      $                                 $

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         PricewaterhouseCoopers, L.L.P., has been selected by the Board of Directors to serve as independent accountants for fiscal year 1999. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

         The Capital Accumulation Fund is a series of Calvert World Values Fund, Inc., an open-end non-diversified management investment company, organized as a Maryland Corporation on February 14, 1992.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers four separate classes of shares: Class A, Class B, Class C, and Class I. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors/Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of a Fund you own. Matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         The following persons own more than 25% of the outstanding voting securities (all classes combined) of, or are otherwise deemed to control, the Fund shown as of __________ (a date not more than 30 days prior to filing):

         Name     Address           % held



         The following persons own 5% or more of the outstanding voting securities of any Class of the Fund:

         Name     Address           % held



APPENDIX

Corporate Bond Ratings:
Description of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:                 (Fund or
Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


______________________                       _______________________
Dealer                                       Name of Investor(s)


______________________                       _________________________
BY                                           Authorized Signer Address


______________________                       ________________________
Date                                         Signature of Investor(s)


_______________________                      ________________________
Date                                         Signature of Investor(s)


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

SHAREHOLDER SERVICE                    TRANSFER AGENT
Calvert Shareholder Services, Inc.     National Financial Data Services, Inc.
4550 Montgomery Avenue                 1004 Baltimore
Suite 1000N                            6th Floor
Bethesda, Maryland 20814               Kansas City, Missouri 64105

PRINCIPAL UNDERWRITER                  INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.             PricewaterhouseCoopers, L.L.P.
4550 Montgomery Avenue                 250 West Pratt Street
Suite 1000N                            Baltimore, Maryland 21201
Bethesda, Maryland 20814

PART C. OTHER INFORMATION


Item 23. Financial Statements and Exhibits

         1. Articles of Incorporation (incorporated by reference to Registrant's
         Initial Registration Statement, February 18, 1992).

         2. By-Laws, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

         4. Specimen Stock Certificate, (Draft incorporated by reference to Registrant's Pre-Effective Amendment No. 2, May 27, 1992).

         5.a. Investment Advisory Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

         5.b. Sub-advisory Contract, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

         6. Underwriting Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 9, March 31, 1998).

         7. Directors' Deferred Compensation Agreement, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, January 31,
         1995).

         8. Custodial Contract, (incorporated by reference to Registrant's
Post-
         Effective Amendment No. 8, January 28, 1998).

         9.A. Transfer Agency Contract, (incorporated by reference to Registrant's Post-Effective Amendment No. 9, March 31, 1998).

         9.B. Administrative Services Agreement, (incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).

         15. Plan of Distribution, (for Class A shares, incorporated by reference to Registrant's Pre-Effective Amendment No. 1, May 21, 1992).
         For Class B and C shares, (incorporated by reference to Registrant's Post-Effective Amendment No. 9, March 31, 1998).

         17. Multiple-class Plan pursuant to Investment Company Act of 1940 Rule 18f-3, (incorporated by reference to Registrant's Post-Effective Amendment No. 9, March 31, 1998).

Exhibits 3, 11, 12, and 13 are omitted because they are inapplicable.


Item 24. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 25. Indemnification

Registrant's By-Laws provide, in summary, that officers, directors, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers errors and omissions liability coverage, plus $3 million in excess directors and officers liability coverage for the independent directors only. Registrant also maintains an $8 million Investment Company Blanket Bond (fidelity coverage) issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont 05402.


Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity


Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------


Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------


Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Acacia Mutual Life Insurance           Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------


Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance           Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Corporation              Officer
                           Real Estate Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Officer
                           Tax Return                             and
                            Preparation Services                  Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------


Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Lisa Crossley Newton       Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Annette Krakovitz          Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------


Item 27. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert
Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert New World
Fund, Inc., and Calvert Variable Series, Inc.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant

Barbara J. Krumsiek        Director and President         President and
                                                          Director

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President          None

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None

Martin Brown               Regional Vice President        None

Janet Haley                Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None

Tom Stanton                Regional Vice President        None

Christine Teske            Regional Vice President        None

Bill Hairgrove             Regional Vice President        None

Steve Himber               Regional Vice President        None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary

Lisa Crossley Newton       Assistant Secretary            Assistant Secretary
                           and Compliance Officer

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable


Item 30. Undertakings

         Not Applicable


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 12th day of November, 1998.


         CALVERT WORLD VALUES FUND, INC.


         By:
         _______________**_________________
         Barbara J. Krumsiek
         President and Director


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                           Title                     Date



__________**____________            President and Director    11/12/98
Barbara J. Krumsiek                 (Principal Executive Officer)


__________**____________            Principal Accounting      11/12/98
Ronald M. Wolfsheimer               Officer


__________**____________            Director                  11/12/98
John G. Guffey, Jr.


__________**____________            Director                  11/12/98
Terrence Mollner


__________**____________            Director                  11/12/98
Rustum Roy


__________**____________            Director                  11/12/98
D. Wayne Silby


__________**____________            Director                  11/12/98
Tessa Tennant


__________**____________            Director                  11/12/98
Mohammed Yunus


**By: Susan Walker Bender as Attorney-in-fact.